Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Taxation [Abstract]
Current and Deferred Portion of Income Tax Expenses/(Benefits)
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Current tax provision	2,420	15,064	14,896
Deferred tax expense/ (benefits)	(280)	(761)	1,077
Income tax expenses	2,140	14,303	15,973

Effective Tax Rate Reconciliation
	For the Years Ended December 31,
	2012	2013	2014

Statutory income tax rates	25%	25%	25%
Effect of preferential tax	(3%)	(6%)	(8%)
Change in valuation allowance	(2%)	1%	2%
Permanent differences	1%	16%	2%
Effect on tax rates in different tax jurisdiction	-	-	(1%)
Effective tax rate	21%	36%	20%

Components of Aggregate Deferred Tax Assets
	As of December 31,
	2013	2014
	US$	US$
Current
Deferred tax assets:
Accrued payroll and other expenses	293	433
Less: valuation allowance	(1)	(9)
Total current deferred tax assets, net	292	424

Non-current
Deferred tax assets:
Net operating loss carry forwards	631	333
Excess advertising expenses carry forwards	1,963	2,007
Accrued payroll and other expenses	387	539
Others	46	606
Less: valuation allowance	(321)	(1,988)
Total non-current deferred tax assets, net	2,706	1,497
Total deferred tax assets, net	2,998	1,921

Movement of Valuation Allowance
	As of December 31,
	2013	2014
	US$	US$
Current:
Balance at beginning of the period	(2)	(1)
Current period addition	1	(8)
Balance at the end of the period	(1)	(9)
Non-current:
Balance at beginning of the period	(184)	(321)
Current period addition	(137)	(1,667)
Balance at the end of the period	(321)	(1,988)